Accrued Operating Expenses and Other Payables	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Accrued Operating Expenses and Other Payables
16	ACCRUED OPERATING EXPENSES AND OTHER PAYABLES

	December 31, 2023	December 31, 2022
	S$’000	S$’000
Deferred income	2,704	2,375
Accrued operating expenses	39,373	39,063

Others	3,689	2,931
	45,766	44,369

Accrued operating expenses mainly relate to staff related accruals as well as other accrued expenses as of December 31, 2023 and 2022. The average credit period on payables is 7 to 60 days (2022: 7 to 60 days). Interest is charged ranging from 0% to 18% per annum (2022: 0% to 18%) on the overdue balance.
During the year ended December 31, 2023, the Group has segregated the other payables balance reported in prior periods’ statement of financial position to trade payables, accrued operating expenses and other payables to better reflect the nature of payables. Additionally, certain reclassifications have been made to the prior year’s accrued operating expenses and other payables note above to conform with the current year’s presentation. These reclassifications had no impact on total current liabilities and non-current liabilities previously reported.